Stockholders' Equity (Details Narrative)			1 Months Ended		9 Months Ended		12 Months Ended
	Mar. 09, 2017 USD ($) $ / shares shares	Aug. 19, 2016 shares	May 31, 2016 USD ($) $ / shares shares	May 31, 2015 USD ($) Purchasers $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, new issues | shares		2,650,000					2,650,000
Number of common stock issued during the period					$ 2,389,999		$ 1,665,030	$ (403,077)
Common stock, par value | $ / shares					$ 0.001		$ 0.001	$ 0.001
Number of shares called by exercise of warrants | shares		7,950,000			466,667		293,332
Proceeds from sale of common stock and warrants, net					$ 2,389,999	$ 165,030	$ 1,665,030	$ 1,291,574
Exercise price of warrants | $ / shares					$ 2.19		$ 2.79	$ 3.50	$ 3.70
Stock based compensation expense vesting period					1 year
Accumulated vested balance of stock							$ 310,710	$ 611,216	$ 449,280
Shares vested					$ 309,183		341,250	161,936
Stock-based compensation expense not yet recognized					$ 463,000		$ 410,000
Stock-based compensation unvested compensation related to awards period					2 years		1 year 2 months 30 days
Common stock issued for services					$ 313,676		$ 659,101	$ 276,000
Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, new issues | shares							1,436,170
Fair value of shares issued							$ 718,000
Stock based compensation expense vesting period							1 year 9 months
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, new issues | shares							1,436,170
Fair value of shares issued							$ 718,000
Stock based compensation expense vesting period							1 year 9 months
Three Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issued for services, shares | shares					184,968		552,500
Common stock issued for services					$ 313,676		$ 659,101
Four Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issued for services, shares | shares								114,816
Common stock issued for services								$ 276,000
Securities Purchase Agreement Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, new issues | shares			2,650,000	500,000
Number of shares called by exercise of warrants | shares			7,950,000	1,250,006
Proceeds from sale of common stock and warrants, net			$ 265,000	$ 1,500,000
Exercise price of warrants | $ / shares			$ 0.10	$ 3.00
Warrant expire date			Feb. 04, 2017
Number of purchasers | Purchasers				7
Securities Purchase Agreement Warrants [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants | shares							40,000
Exercise price of warrants | $ / shares				$ 4.50
Securities Purchase Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, new issues | shares	1,500,000
Number of common stock issued during the period	$ 1,500,000
Common stock, par value | $ / shares	$ 0.001
Shares issued price per share | $ / shares	$ 1.00